General company information	12 Months Ended
Dec. 31, 2019
General company information
General company information

1 General company information

Centogene N.V. (“the Company”) and its subsidiaries focus on rare diseases that transforms real-world clinical and genetic data into actionable information for patients, physicians and pharmaceutical companies.   The mission of the Company is to bring rationality to treatment decisions and to accelerate the development of new orphan drugs by using our knowledge of the global rare disease market, including epidemiological and clinical data and innovative biomarkers.

On November 7, 2019, the Company completed an initial public offering (“IPO”) and is listed on Nasdaq Global Market under stock code “CNTG”.  4 million common shares with a nominal value of EUR 0.12 per share were sold at a public offering price of USD 14 per share (i.e. EUR 12.58 per share), for aggregate net offering proceeds, after deducting underwriting discounts and commissions, of EUR 47 million.

In connection with the IPO, the Company underwent a corporate reorganization and Centogene N.V. became the parent holding company with 100% interest in Centogene AG since November 12, 2019.  Centogene N.V. is a public company with limited liabilities incorporated in the Netherlands, with registered office located at Am Strande 7 in 18055 Rostock, Germany and trade register number 72822872.

Prior to the reorganization, Centogene AG was the parent holding company of the Group and was owned by individual common shareholders as well as institutional investors holding preference shares.  As part of the reorganization, Centogene B.V. was formed and the common shares and preference shares of Centogene AG owned by individual shareholders and institutional investors were exchanged to common shares of Centogene B.V.  As a result, Centogene B.V. became the holding company of Centogene AG, while the individual shareholders and institutional investors had a 100% shareholding in Centogene B.V.  Effective with the IPO, Centogene B.V. changed its legal form and became Centogene N.V. and common shares of Centogene B.V. were converted to common shares of Centogene N.V.